CONSOLIDATED BALANCE SHEETS ¥ in Millions, $ in Millions	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 3,234	$ 465	¥ 4,262
Restricted cash	10,765	1,546	622
Short-term investments measured at fair value	2,908	418	89
Accounts receivable, net of allowance of RMB17 and RMB17 as of December 31, 2018 and 2019, respectively	218	31	195
Loan receivables, net	193	28	94
Amounts due from related parties	182	26	176
Prepaid rent			955
Inventories	57	8	41
Other current assets	699	100	540
Total current assets	18,256	2,622	6,974
Property and equipment, net	5,854	841	5,018
Intangible assets, net	1,662	239	1,834
Operating lease right-of-use assets	20,875	2,998
Land use rights, net	215	31	220
Long-term investments, including marketable securities measured at fair value of RMB4,022 and nil as of December 31, 2018 and 2019, respectively	1,929	277	6,152
Goodwill	2,657	382	2,630
Loan receivables, net	280	40	189
Other assets	707	102	471
Deferred tax assets	548	79	505
Total assets	52,983	7,611	23,993
Current liabilities:
Short-term debt	8,499	1,220	948
Accounts payable	1,176	169	890
Amounts due to related parties	95	14	75
Salary and welfare payables	491	71	521
Deferred revenue	1,179	169	1,005
Operating lease liabilities, current	3,082	443
Accrued expenses and other current liabilities	1,856	267	1,607
Dividends payable	678	97	658
Income tax payable	231	33	265
Total current liabilities	17,287	2,483	5,969
Long-term debt	8,084	1,161	8,812
Deferred rent			1,507
Operating lease liabilities, noncurrent	18,496	2,657
Deferred revenue	559	80	458
Other long-term liabilities	566	81	453
Deferred tax liabilities	491	71	475
Total liabilities	45,483	6,533	17,674
Commitments and contingencies (Note 21)
Equity:
Ordinary shares (US$0.0001 par value per share; 8,000,000,000 shares authorized; 296,597,888 and 299,424,485 shares issued as of December 31, 2018 and 2019, and 283,076,012 and 285,902,609 shares outstanding as of December 31, 2018 and 2019, respectively)	0	0	0
Treasury shares (3,096,764 and 3,096,764 shares as of December 31, 2018 and 2019, respectively)	(107)	(15)	(107)
Additional paid-in capital	3,834	551	3,713
Retained earnings	3,701	532	2,610
Accumulated other comprehensive income (loss)	(49)	(7)	(42)
Total Huazhu Group Limited shareholders' equity	7,379	1,061	6,174
Noncontrolling interest	121	17	145
Total equity	7,500	1,078	6,319
Total liabilities and equity	¥ 52,983	$ 7,611	¥ 23,993